Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total net sales	$ 520,817	$ 636,080	$ 663,237
Cost of revenues
Total cost of sales	301,423	322,388	338,013
Gross profit	219,394	313,692	325,224
Operating expenses
Research and development, net	84,012	94,253	98,964
Selling, general and administrative	205,224	231,138	235,107
Goodwill impairment	386,154
Total operating expenses	675,390	325,391	334,071
Operating loss	(455,996)	(11,699)	(8,847)
Financial income (expenses), net	(575)	4,555	633
Loss before income taxes	(456,571)	(7,144)	(8,214)
Income taxe expenses (benefit)	(16,394)	3,523	4,736
Share in profits (losses) of associated companies	(3,939)	(412)	1,725
Net loss	(444,116)	(11,079)	(11,225)
Net loss attributable to non-controlling interests	(395)	(230)	(261)
Net loss attributable to Stratasys Ltd.	$ (443,721)	$ (10,849)	$ (10,964)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted (in Dollars per share)	$ (8.08)	$ (0.20)	$ (0.22)
Weighted average ordinary shares outstanding. - basic and diluted (in Shares)	54,918	54,260	53,751
Comprehensive Loss
Net loss	$ (444,116)	$ (11,079)	$ (11,225)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	533	(580)	227
Unrealized gains (losses) on derivatives designated as cash flow hedge	(1,663)	617	(957)
Other comprehensive income (loss), net of tax	(1,130)	37	(730)
Comprehensive loss	(445,246)	(11,042)	(11,955)
Less: Comprehensive loss attributable to non-controlling interests	(395)	(230)	(261)
Comprehensive loss attributable to Stratasys Ltd.	(444,851)	(10,812)	(11,694)
Products
Revenues
Total net sales	339,782	430,746	456,504
Cost of revenues
Total cost of sales	171,235	182,430	203,622
Services
Revenues
Total net sales	181,035	205,334	206,733
Cost of revenues
Total cost of sales	$ 130,188	$ 139,958	$ 134,391